Unaudited Interim Condensed Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
REVENUES		$ 1,351,121	$ 2,814,664
COST OF REVENUES		(981,389)	(746,661)
GROSS PROFIT		369,732	2,068,003
OPERATING EXPENSES
Selling expenses		(611,938)	(1,203,472)
General and administrative expenses		(3,444,910)	(1,877,461)
Total operating expenses		(4,056,848)	(3,080,933)
LOSS FROM OPERATIONS		(3,687,116)	(1,012,930)
OTHER INCOME (EXPENSE), NET
Other income		122,261	58,524
Other expense		(35,129)	(6,638)
Total other income, net		87,132	51,886
NET LOSS BEFORE INCOME TAXES		(3,599,984)	(961,044)
Income tax expense		(60,841)	(117,629)
NET LOSS		(3,660,825)	(1,078,673)
Other comprehensive loss
Foreign currency translation loss		(41,646)	(65,734)
TOTAL COMPREHENSIVE LOSS		$ (3,702,471)	$ (1,144,407)
Basic loss per share (in Dollars per share)	[1]	$ (0.21)	$ (0.08)
Diluted loss per share (in Dollars per share)	[1]	$ (0.21)	$ (0.08)
Weighted average number of common shares outstanding - basic (in Shares)	[1]	17,750,000	13,115,278
Weighted average number of common shares outstanding - diluted (in Shares)	[1]	17,750,000	13,115,278

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023